DUNCAN-HURST

LARGE CAP
GROWTH-20
FUND

AGGRESSIVE
GROWTH
FUND

INTERNATIONAL
GROWTH
FUND

Semi-Annual Report
September 30, 1999

www.duncan-hurst.com

                            DUNCAN-HURST MUTUAL FUNDS

Dear Shareholders,

As Chairman of the Duncan-Hurst Mutual Funds and a fellow shareholder in the funds, I'd like to take this opportunity to welcome you to the Duncan-Hurst Family of Funds. I am pleased to provide you with the first Semi-Annual Report which contains financial statements for the six months ending September 30, 1999. In the following you will find our market commentary and portfolio holdings.

I am happy to report to the shareholders that the retail class investment returns for the six month period ended September 30, 1999 were 17.0% for the Aggressive Growth Fund and 1.4% for the Large Cap Growth-20 Fund. The International Growth Fund's retail class investment return for the period July 1, 1999 through September 30, 1999 was 8.2%. Both the Aggressive Growth Fund and Large Cap-20 Fund ranked in the top ten of their asset category by Charles Schwab for the three month period ended September 30, 1999.

Visit our web site at WWW.DUNCAN-HURST.COM for regular updates on the funds and market commentaries. Our web site also offers you the ability to view account balances and fund transactions at your convenience.

I would also like to take this opportunity to inform you of the latest addition to our fund family, the DUNCAN-HURST TECHNOLOGY FUND*. This fund was launched on October 1, 1999. The fund seeks to achieve long-term capital growth through identifying companies we believe will benefit from advances or improvements in technology. Investments may include companies in the following industries: internet-related, computer software, computer hardware, networking, semiconductor or telecommunication.

As a new mutual fund manager, we are very interested and appreciative of your feedback. If you have encountered any problems or have suggestions to improve our service, please call us or email your comments to funds@dhcm.com.

Thank you for your investment in Duncan-Hurst Mutual Funds. We appreciate the opportunity to meet your investment needs.


Sincerely,


/s/ William H. Duncan, Jr.

William H. Duncan, Jr.
Chairman

* FOR MORE INFORMATION OR A PROSPECTUS ON THE TECHNOLOGY FUND,  PLEASE VISIT OUR
WEB  SITE  AT  WWW.DUNCAN-HURST.COM  OR  CALL  800-558-9105.   PLEASE  READ  THE
PROSPECTUS CAREFULLY BEFORE INVESTING.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND
                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

U.S. MARKET: FOCUSED ON ECONOMIC GROWTH AND INFLATION FEARS

The U.S. stock market continued to be keenly focused on the steady stream of economic data and its potential relevance to inflationary expectations and Federal Reserve actions. The Federal Reserve raised the Fed Fund rate, in June and again in August, on concerns of increasing asset prices and inflationary pressures. While evidence of inflation has mostly been absent, the bond market's decline caused interest rates to rise in the quarter.

Of particular note was the activity in the price of gold, which is considered a harbinger of future potential inflationary pressures. During the third quarter, the price of gold rose approximately 25%. While still relatively low-priced by historical standards, the sharp increase in the price of gold does warrant investor attention as a leading indicator of future inflation. However, gold's recent weakness has been at least partially attributable to ongoing central bank selling.

Despite the market's negative returns across the major indices in the third quarter, the technology sector provided investors with positive performance. This enabled Duncan-Hurst to deliver positive returns in all products due to our overweight position in technology. Several themes are currently driving the growth in technology, such as the insatiable demand for bandwidth, the explosion of the Internet as a medium of commerce and the necessary infrastructure to support this, and the growth in wireless data and telecommunication services.

ASIA/PACIFIC: FULL-FLEDGED RECOVERY

Loose monetary and fiscal policies powered an Asian economic acceleration that began a year ago. The speed and magnitude of this growth surprised many investors. As a result, capital flows returned and equity markets across the region have significantly appreciated. The combination of the economic strength and the capital flows has powered the Yen up 14% for the quarter and 7% for the year vs. U.S. Dollar. However, during the third quarter inflation concerns surfaced worldwide as oil, gold and commodity prices rapidly increased and the U.S. Federal Reserve raised rates. As a result many of these Pacific Rim countries will likely underperform due to the increased rate pressure and a deceleration in economic growth from near all time highs.

Unlike its neighbors, Japan still has room for accelerating growth as: 1) Japan is not at its historical peak range in its year-over-year economic cycle; 2) deflation is more of a problem in Japan than inflation; 3) the Bank of Japan is committed to leaving short-term interest rates near zero levels to ensure its
economic  recovery;   and  4)  a  new  fiscal  spending  package  will  soon  be implemented.

EUROPEAN REGION: MAY REBOUND IN FOURTH QUARTER

Most European economies have not shown any acceleration in their economic cycles since their 1998 peaks. As a result, currency and equity markets have suffered with Europe ex-UK at 2% and the UK down 0.5% for the quarter. If it were not for the incredible number of mergers and acquisitions occurring as corporations restructure to compete globally, Europe's equity markets would have fared even worse. Fiscal, tax and labor policies necessary for sustainable growth have not yet been fully implemented. (Although it is encouraging to witness the German government implement these austere measures even as they suffer severe regional election losses for it.) The many short-term interest rate cuts by the European Central Bank over the past year did not result in stronger economic growth reports in the third quarter but may in the fourth quarter as some indicators are signaling a rebound. The risk facing Europe is that their central banks may increase interest rates too much, choking off any economic recovery.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND

WILLIAM H. "BEAU" DUNCAN, JR.
PORTFOLIO MANAGER

FUND OBJECTIVE & STRATEGY:

The Aggressive Growth Fund seeks to provide long-term capital growth through investment in stocks of medium-capitalization companies. In the management of the Funds, the same investment philosophy is applied that William H. Duncan, Jr. has used since 1985. The adviser seeks to identify companies with accelerating earnings growth and positive company fundamentals. Though the process is primarily based upon this bottom-up process, a top-down analysis is conducted to identify outperforming and underperforming sectors.

MARKET REVIEW:

In general, mid-cap stocks as a group lost ground in the third quarter, but still managed to outperform both small-cap and large-cap stocks. Over the same timeframe, mid-cap growth stocks modestly outperformed mid-cap value stocks. Meanwhile, Duncan-Hurst's Aggressive Growth Fund significantly outperformed its benchmark, the Russell Midcap Growth, for the last six months.

The portfolio's robust outperformance in the third quarter was largely due to the continued success of the telecommunications sector and the powerful resurgence of the semiconductor group. Our belief in the insatiable demand for increased bandwidth and incremental capacity build-out led us to bolster our position in both telecom equipment and services. The further acceleration of certain rebounding global economies, and more specifically, pent-up Asian demand, encouraged us to add to our semiconductor holdings as well. The increased exposure to these respective areas, coupled with their subsequent robust appreciation, significantly increased our weightings in each of the groups.

We are encouraged by the recent and sustained outperformance of mid-cap growth stocks over large-cap stocks and feel that the necessary fundamentals are in place to continue this trend. Also, relative valuations of small-/mid-cap growth stocks remain below those of the S&P 500, and we believe that earnings growth for the mid-cap growth stocks should only improve going forward.

                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND

DAVID C. MAGEE
PORTFOLIO MANAGER

FUND OBJECTIVE & STRATEGY:

The Large Cap Growth-20 Fund seeks to provide long-term capital growth primarily through investment in 20-30 larger capitalization growth companies. The adviser seeks to identify companies with accelerating earnings growth and positive company fundamentals. Though the process is primarily based upon this bottom-up process, a top-down analysis is conducted to identify outperforming and underperforming sectors.

MARKET REVIEW:

Growth opportunities for large-cap companies continue to expand at astonishing rates. Technology companies, especially those in telecommunications and networking, are the current and perhaps most obvious beneficiaries. Huge volumes of electronic data are creating insatiable demand for data storage and data access. These are the "new" economy stocks and it has been their performance in the stock market that has extended, albeit narrowly, the greatest U. S. bull market in history. As a result we continued to heavily weight technology stocks in the portfolio.

Biotechnology and major pharmaceutical companies could one-day rival technology as the stars of the stock market. They are employing new computer enhanced research instruments to rapidly accelerate the molecular analyses of genetic disease "targets". These tools are speeding, by several orders of magnitude, the pace of discovery and development of drug therapies. This efficiency drives cost out of the system, boosts productivity and encourages further research investment. Research and development spending in drug therapeutics is believed to have boomed to $21 billion in 1998. As new compounds leave the labs and clinics, very large, broad markets await.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

VINCENT A. WILLYARD
PORTFOLIO MANAGER

FUND OBJECTIVE & STRATEGY:

The International Growth Fund seeks to provide long-term capital growth through investment in stocks of non-U. S. companies. The adviser seeks to identify companies with accelerating earnings growth and positive company fundamentals in the top performing foreign countries. The Adviser's stock selection process begins with analysis of country economic fundamentals to identify the most attractive countries for investment. The Adviser then selects the companies whose earnings are expected to grow at an above-average rate in the identified top performing countries

MARKET REVIEW:

The Duncan-Hurst International Growth Fund outperformed its benchmark MSCI EAFE in the third quarter. The top-down portion of our investment process continued to support our overweight position in Japan, which benefited the fund as the Yen appreciated strongly versus the U.S. Dollar (14% for the quarter). Our bottom-up stock selection also contributed to our outperformance focusing on the more economically sensitive, smaller capitalization Japanese companies. The fund's largest sector weightings (technology, consumer services and retail) are in the areas of the world experiencing the greatest growth.

Entering the fourth quarter, the portfolio has an overweight position in Asia/Pacific vs. EAFE. Although the economic fundamentals in Japan have continued to strengthen (e.g. second quarter GDP growth came in much higher than expected), the top-down portion of our process is signaling a deceleration in the other Pacific Rim countries. Europe is beginning to show signs of an economic acceleration and if it proves to be sustainable we may move to an overweight position in the strongest European countries.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares   COMMON STOCKS: 96.7%                                        Value
--------------------------------------------------------------------------------
           AUDIO/VIDEO PRODUCTS: 2.7%
   1,157   Gemstar International Group Ltd.*.....................   $    90,391
     470   Harmonic, Inc.*.......................................        61,482
                                                                    -----------
                                                                        151,873
                                                                    -----------
           BIOLOGICAL RESEARCH: 1.9%
   1,340   Biogen, Inc.*.........................................       105,609
                                                                    -----------
           CASINO/HOTELS: 1.3%
   1,426   MGM Grand, Inc.*......................................        72,993
                                                                    -----------
           COMPUTER NETWORKING: 2.7%
   3,546   Adaptec, Inc.*........................................       140,732
      50   Foundry Networks, Inc.*...............................         6,300
                                                                    -----------
                                                                        147,032
                                                                    -----------
           COMPUTER SERVICES: 1.0%
     380   Ariba, Inc.*..........................................        54,910
                                                                    -----------
           COMPUTER SOFTWARE: 12.7%
   1,787   Adobe Systems, Inc....................................       202,825
   1,060   Broadvision, Inc.*....................................       141,046
     510   Check Point Software Technologies, Ltd.*..............        43,063
     340   Infosys Technologies - ADR............................        48,620
   2,330   Mercury Interactive Corp.*............................       150,431
   1,780   Siebel Systems, Inc.*.................................       118,593
                                                                    -----------
                                                                        704,578
                                                                    -----------
           GAS & ELECTRIC UTILITIES: 3.1%
   2,030   Calpine Corp.*........................................       172,677
                                                                    -----------
           HEALTH CARE: 1.3%
   1,472   Medical Manager Corp.*................................        73,232
                                                                    -----------

See accompanying Notes to Financial Statements.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
           INTERNET CONTENT: 2.2%
   1,635   Careinsite, Inc.*.....................................   $    82,772
     400   Internet Capital Group, Inc.*.........................        35,150
     150   NetZero, Inc.*........................................         3,900
                                                                    -----------
                                                                        121,822
                                                                    -----------
           INTERNET SOFTWARE: 4.3%
   2,582   Exodus Communications, Inc.*..........................       186,065
     250   Internap Network Services Corp.*......................        11,156
     690   Scient Corp.*.........................................        44,160
                                                                    -----------
                                                                        241,381
                                                                    -----------
           MEDIA: 3.6%
   2,005   Hispanic Broadcasting Corp.*..........................       152,631
     610   Univision Communications, Inc.*.......................        49,639
                                                                    -----------
                                                                        202,270
                                                                    -----------
           MEDICAL PRODUCTS: 4.3%
     940   Minimed, Inc.*........................................        92,355
   1,844   VISX, Inc.*...........................................       145,849
                                                                    -----------
                                                                        238,204
                                                                    -----------
           MEDICAL RESEARCH: 0.8%
     660   Gilead Sciences, Inc.*................................        42,364
                                                                    -----------
           OILS & GAS PRODUCERS: 1.4%
   1,730   Apache Corp...........................................        74,714
                                                                    -----------
           OIL & GAS SERVICES: 2.8%
   1,300   BJ Services Co.*......................................        41,356
   1,590   Ensco International, Inc..............................        28,719
   5,099   Global Marine, Inc.*..................................        83,815
                                                                    -----------
                                                                        153,890
                                                                    -----------
           PHARMACEUTICAL: 5.8%
   1,110   Allergan, Inc.........................................       122,100
   2,000   Medimmune, Inc.*......................................       199,313
                                                                    -----------
                                                                        321,413
                                                                    -----------

See accompanying Notes to Financial Statements.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
           PRINTER MANUFACTURING: 6.0%
   2,577   Electronics for Imaging*..............................   $   132,474
   2,490   Lexmark International Group, Inc.*....................       200,445
                                                                    -----------
                                                                        332,919
                                                                    -----------
           RETAIL: 4.5%
   4,144   Tiffany & Co..........................................       248,381
                                                                    -----------
           SATELLITE TELECOMMUNICATIONS: 3.3%
   1,998   EchoStar Communications Corp.*........................       181,443
                                                                    -----------
           SEMICONDUCTORS: 14.4%
   1,072   Analog Devices, Inc.*.................................        54,940
     770   Applied Micro Circuits Corp.*.........................        43,890
   2,595   Atmel Corp.*..........................................        87,743
   1,709   Conexant Systems, Inc.*...............................       124,170
     820   Lam Research Corp.*...................................        50,020
   3,232   LSI Logic Corp.*......................................       166,447
     660   PMC-Sierra, Inc.*.....................................        61,050
     626   QLogic Corp.*.........................................        43,742
   1,985   Vitesse Semiconductor Corp.*..........................       169,469
                                                                    -----------
                                                                        801,471
                                                                    -----------
           TELECOMMUNICATIONS: 14.8%
   1,960   Allegiance Telecom, Inc.*.............................       103,145
     960   Comverse Technology, Inc.*............................        90,540
   4,680   NEXTLINK Communications, Inc.*........................       242,628
   1,840   Scientific-Atlanta, Inc...............................        91,195
   1,640   Teligent, Inc.*.......................................        81,488
   3,420   Voicestream Wireless Corp.*...........................       211,078
                                                                    -----------
                                                                        820,074
                                                                    -----------
           WIRELESS COMMUNICATION EQUIPMENT: 1.8%
   2,238   RF Micro Devices, Inc.*...............................       102,389
                                                                    -----------
           Total Common Stocks (cost $4,614,017).................     5,365,639
                                                                    -----------

See accompanying Notes to Financial Statements.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------
Principal
 Amount    SHORT-TERM INVESTMENTS: 3.0%                                Value
--------------------------------------------------------------------------------
$169,202   UMB Money Market Fiduciary (cost $169,202)............   $   169,202
                                                                    -----------
           Total Investments (cost $4,783,219): 99.7%............     5,534,841
           Other Assets less Liabilities: 0.3%...................        17,682
                                                                    -----------
           NET ASSETS: 100.0%....................................   $ 5,552,523
                                                                    ===========

* Non-income producing security.

See accompanying Notes to Financial Statements.

                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares   COMMON STOCKS: 95.7%                                        Value
--------------------------------------------------------------------------------
           ADVERTISING: 2.7%
     190   Omnicom Group, Inc....................................   $    15,046
                                                                    -----------
           BIOLOGICAL RESEARCH: 5.5%
     200   Biogen, Inc.*.........................................        15,762
     101   Genentech, Inc.*......................................        14,778
                                                                    -----------
                                                                         30,540
                                                                    -----------
           COMPUTER NETWORKING: 11.9%
     482   Cisco Systems, Inc.*..................................        33,047
      52   Juniper Networks, Inc.*...............................         9,516
     259   Sun Microsystems, Inc.*...............................        24,087
                                                                    -----------
                                                                         66,650
                                                                    -----------
           COMPUTER SOFTWARE: 3.5%
     215   Microsoft Corp.*......................................        19,471
                                                                    -----------
           COMPUTER STORAGE DEVICES: 7.3%
     267   EMC Corp.*............................................        19,074
     286   Veritas Software Corp.*...............................        21,718
                                                                    -----------
                                                                         40,792
                                                                    -----------
           DIVERSIFIED MANUFACTURING: 3.8%
     207   Tyco International, Ltd...............................        21,373
                                                                    -----------
           ELECTRONIC COMPONENTS: 9.4%
     370   Solectron Corp.*......................................        26,571
     320   Texas Instruments, Inc................................        26,320
                                                                    -----------
                                                                         52,891
                                                                    -----------
           MEDIA: 7.6%
     511   AT&T Corp - Liberty Media*............................        18,971
     298   Clear Channel Communications, Inc.*...................        23,803
                                                                    -----------
                                                                         42,774
                                                                    -----------
           PRINTER MANUFACTURING: 3.0%
     212   Lexmark International Group, Inc.*....................        17,066
                                                                    -----------

See accompanying Notes to Financial Statements.

                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND

--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
           RETAIL: 3.6%
     175   Home Depot, Inc.......................................   $    12,009
     124   Kohls Corp.*..........................................         8,199
                                                                    -----------
                                                                         20,208
                                                                    -----------
           SCIENTIFIC INSTRUMENT MANUFACTURING: 2.4%
     189   PE Corp. - PE Biosystems Group........................        13,655
                                                                    -----------
           SEMICONDUCTORS: 14.2%
     118   Broadcom Corp.*.......................................        12,862
     202   Intel Corp............................................        15,011
     168   Linear Technology Corp................................         9,875
     310   STMicroelectronics N.V................................        22,940
     289   Xilinx, Inc.*.........................................        18,939
                                                                    -----------
                                                                         79,627
                                                                    -----------
           TELECOMMUNICATIONS EQUIPMENT: 13.0%
     264   JDS Uniphase Corp.*...................................        30,047
     263   Lucent Technologies, Inc..............................        17,062
     217   Nokia Corp. - Sponsored ADR...........................        19,489
      33   Qualcomm, Inc.*.......................................         6,243
                                                                    -----------
                                                                         72,841
                                                                    -----------
           WIRELESS COMMUNICATIONS EQUIPMENT: 7.8%
     157   Motorola, Inc.........................................        13,816
     399   Sprint Corp. (PCS Group)*.............................        29,750
                                                                    -----------
                                                                         43,566
                                                                    -----------
           TOTAL COMMON STOCKS (cost $481,075)...................       536,500
                                                                    -----------

Principal
  Amount   SHORT-TERM INVESTMENTS: 3.5%
--------------------------------------------------------------------------------
 $19,336   UMB Money Market Fiduciary (cost $19,336).............        19,336
                                                                    -----------
           Total Investments (cost $500,411): 99.2%..............       555,836
           Other Assets less Liabilities: 0.8%...................         4,388
                                                                    -----------
           NET ASSETS: 100.0%....................................   $   560,224
                                                                    ===========

* Non-income producing security.

See accompanying Notes to Financial Statements.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares   COMMON STOCKS: 97.4%                                        Value
--------------------------------------------------------------------------------
           AUSTRALIA: 0.4%
   7,400   Compushare, Ltd.......................................   $    88,897
                                                                    -----------
           CANADA: 3.9%
  12,650   Canfor Corp.*.........................................        97,275
   8,250   Cominco, Ltd..........................................       134,741
   6,590   Crestar Energy, Inc.*.................................        95,969
   4,135   Ensign Resource Service Group, Inc....................        91,311
   5,910   Falconbridge, Ltd.....................................        86,268
   4,600   Inco, Ltd.............................................        98,325
  13,960   Nexfor, Inc...........................................        83,124
   1,250   QLT PhotoTherapeutics, Inc.*..........................        95,271
                                                                    -----------
                                                                        782,284
                                                                    -----------
           DENMARK: 1.1%
     820   Vestas Wind Systems A/S*..............................       113,951
   3,290   Navision Software A/S*................................       105,579
                                                                    -----------
                                                                        219,530
                                                                    -----------
           FINLAND: 5.0%
   2,660   Nokia Oyj.............................................       238,247
   3,360   Nokia Oyj - ADR.......................................       301,770
  15,110   Outokumpu Oyj.........................................       175,565
  21,810   Stora Enso Oyj........................................       289,184
                                                                    -----------
                                                                      1,004,766
                                                                    -----------
           FRANCE: 3.1%
     330   Bouygues SA...........................................       104,662
   1,750   Coflexip SA - ADR.....................................        83,563
   5,790   STMicroelectronics N.V................................       428,460
                                                                    -----------
                                                                        616,685
                                                                    -----------
           GERMANY: 5.7%
   8,900   EM. TV & Merchandising AG.............................       382,457
   2,065   Intershop Communications AG*..........................       213,963
   1,760   Kamps AG..............................................       109,652
   2,475   Kinowelt Medien AG*...................................       138,120

See accompanying Notes to Financial Statements.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
           GERMANY, CONTINUED
   1,210   Mannesmann AG.........................................   $   194,612
   2,750   SAP AG (Systeme, Anwendungen,
               Produkte in der Datenverarbeitung) - ADR..........       103,813
                                                                    -----------
                                                                      1,142,617
                                                                    -----------
           GREECE: 2.7%
   1,600   Alpha Credit Bank S.A.................................       128,355
   2,300   Bank of Piraeus.......................................        66,312
  15,010   J. Boutaris & Son Holdings S.A.*......................       238,004
   4,480   Papoutsanis S.A.*.....................................       122,324
                                                                    -----------
                                                                        554,995
                                                                    -----------
           HONG KONG: 2.8%
  39,500   Asia Satellite Telecommunications Holdings, Ltd.......       100,685
   5,000   Cheung Kong (Holdings), Ltd...........................        41,678
   2,775   China.com Corp.*......................................       180,375
 126,000   Giordano International, Ltd...........................        99,758
  77,000   Kerry Properties, Ltd.................................        81,284
   8,000   Sun Hung Kai Properties, Ltd..........................        61,021
                                                                    -----------
                                                                        564,801
                                                                    -----------
           ITALY: 3.1%
   5,750   Mondadori (Arnoldo) Editore SpA.......................       100,430
  27,060   Buffetti SpA..........................................       217,871
 117,380   CIR-Compagnie Industriali Riunite SpA.................       199,390
   5,400   Gruppo Editoriale L'Espresso..........................       100,643
                                                                    -----------
                                                                        618,334
                                                                    -----------
           JAPAN: 41.8%
   1,675   Aiful Corp............................................       285,538
   2,710   Aruze Corp............................................       226,533
     250   Bellsystem 24, Inc....................................       167,888
     890   Benesse Corp..........................................       177,131
     425   C TWO-NETWORK Co., Ltd................................       111,769
   1,300   Don Quijote Co., Ltd..................................       233,333
   2,900   Enix Corp.............................................       271,560
   1,700   Fuji Soft ABC, Inc....................................       144,820
   1,648   FUJITSU SUPPORT AND SERVICE, INC. (FSAS)..............       469,000

See accompanying Notes to Financial Statements.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
           JAPAN, CONTINUED
     920   Hikari Tsushin, Inc...................................   $   561,661
   9,100   Hitachi, Ltd..........................................       100,855
   4,019   Kojima Co., Ltd.......................................       217,427
   4,600   K'S DENKI CORP........................................       135,231
  14,082   Kokusai Electric Co., Ltd.............................       185,564
       1   MASTERNET CO., LTD.*..................................        82,652
   3,630   Matsushita Communication Industrial Co., Ltd..........       404,015
  57,590   The Mitsui Trust & Banking Co., Ltd...................       117,917
   5,190   NEC Corp..............................................       104,560
   8,368   Nihon Unisys, Ltd.....................................       310,450
     717   Otsuka Kagu...........................................       208,763
   1,180   Ryohin Keikaku Co., Ltd...............................       238,283
   7,700   Sailor Pen Co., Ltd...................................       127,285
   5,120   SAIZERIYA CO., LTD....................................       322,194
  20,900   The Sakura Bank, Ltd..................................       157,040
   6,365   Sharp Corp............................................       101,988
   1,614   SOFTBANK CORP.........................................       613,947
   3,900   Sumisho Computer Systems Corp.........................       223,443
   8,900   The Sumitomo Bank, Ltd................................       133,747
   3,600   Takasago Electric Industry Co.........................       284,024
   2,400   TDC SOFTWARE ENGINEERING, Inc.........................       119,470
   3,220   Tokyo Electron, Ltd...................................       279,750
  10,000   Toyo Information Systems Co., Ltd.....................       476,190
  30,450   The Toyo Trust & Banking Co., Ltd.....................       151,006
   1,900   UNION TOOL CO.........................................       184,700
     607   WORLD CO., LTD........................................        65,449
   5,420   Yamada Denki Co., Ltd.................................       416,923
                                                                    -----------
                                                                      8,412,106
                                                                    -----------
           KOREA: 4.3%
  18,450   Comtec System Co., Ltd................................       144,081
   4,330   Changwon Carburetor Industrial Co., Ltd...............       123,867
  14,500   Daou Technology, Inc.*................................       188,327
   1,300   Korea Telecom Corp. - ADR*............................        48,100
   3,220   LG Electronics........................................       107,995
   3,856   Trigem Computer, Inc..................................       264,674
                                                                    -----------
                                                                        877,044
                                                                    -----------

See accompanying Notes to Financial Statements.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
           LUXEMBOURG: 0.5%
   2,650   SBS Broadcasting SA*..................................   $   102,688
                                                                    -----------

           NETHERLANDS: 2.7%
   6,140   Baan Co. N.V.*........................................        89,030
   3,220   CMG plc...............................................       109,223
   1,900   Equant*...............................................       154,613
   1,940   Getronics NV..........................................       104,648
   1,700   United Pan-Europe Communications N.V. - ADR*..........       103,700
                                                                    -----------
                                                                        561,214
                                                                    -----------
           NORWAY: 2.0%
   9,180   Merkantildata ASA.....................................        94,139
   7,490   Petroleum Geo-Services ASA (PGS) - ADR*...............       142,778
  14,600   Tandberg Television ASA*..............................       161,961
                                                                    -----------
                                                                        398,878
                                                                    -----------
           SINGAPORE: 3.7%
  52,000   Datacraft Asia, Ltd...................................       228,800
  39,200   Natsteel Electronics, Ltd.............................       146,380
 102,000   Neptune Orient Lines, Ltd.*...........................       122,364
  94,000   Teledata (Singapore), Ltd.*...........................        29,297
  25,300   Venture Manufacturing (Singapore), Ltd................       220,194
                                                                    -----------
                                                                        747,035
                                                                    -----------
           SWEDEN: 2.0%
   2,880   Framtidsfabriken AB*..................................        99,771
   3,650   Icon Medialab International AB*.......................       204,806
 102,390   Rottneros AB..........................................        94,921
                                                                    -----------
                                                                        399,498
                                                                    -----------
           SWITZERLAND: 2.1%
      85   ESEC Holding AG*......................................       111,305
     570   Logitech International S.A.*..........................        92,683
     600   Micronas Semiconductor Holding AG*....................       107,757
     290   SEZ Holding AG........................................       106,677
                                                                    -----------
                                                                        418,422
                                                                    -----------

See accompanying Notes to Financial Statements.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
           UNITED KINGDOM: 10.0%
  15,800   Arm Holdings Plc*.....................................   $   246,549
   3,020   British Steel Plc - ADR*..............................        77,765
   9,805   Colt Telecom Group Plc*...............................       233,175
   8,700   Flextech Plc*.........................................       136,045
   7,900   Logica Plc............................................       104,474
  10,050   Lonmin Plc............................................       105,929
   5,830   Orange Plc*...........................................       114,641
  96,920   Pace Micro Technology Plc.............................       324,024
   4,600   Photo-Me International Plc............................        98,485
   3,350   Shire Pharaceuticals Group Plc - ADR*.................        96,522
   2,280   The Sage Group Plc....................................       102,397
     900   Vodafone AirTouch Plc - ADR...........................       213,975
   6,750   Vodafone AirTouch Plc.................................       159,856
                                                                    -----------
                                                                      2,013,837
                                                                    -----------
           UNITED STATES: 0.5%
   3,800   MIH, Ltd.*............................................       109,725
                                                                    -----------
           TOTAL COMMON STOCKS (cost $18,474,184)................    19,633,356
                                                                    -----------

Principal
 Amount    SHORT-TERM INVESTMENTS: 3.2%
--------------------------------------------------------------------------------
$637,140   UMB Money Market Fiduciary (cost $637,140)............       637,140
                                                                    -----------
           Total Investments (cost $19,111,324): 100.6%..........    20,270,496
           Liabilities, less Other Assets: (0.6%)................      (123,239)
                                                                    -----------
           NET ASSETS: 100.0%....................................   $20,147,257
                                                                    ===========

* Non-income producing security.

See accompanying Notes to Financial Statements.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS BY INDUSTRY AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 % of Net Assets
--------------------------------------------------------------------------------
Apparel..........................................................       0.3
Banking..........................................................       3.7
Cellular Telecommunications......................................       2.4
Commercial Services..............................................       4.1
Computer Manufacturing...........................................       1.3
Computer Networking..............................................       1.5
Computer Peripherals.............................................       0.5
Computer Services................................................       5.9
Computer Software................................................       8.3
Construction.....................................................       0.5
Electronic Equipment.............................................       5.6
Finance..........................................................       1.4
Foods............................................................       1.1
Forestry/Paper Products..........................................       2.8
Internet Content.................................................       4.4
Internet Software................................................       1.5
Investment Companies.............................................       1.0
Media............................................................       5.2
Medical Products.................................................       0.5
Metal Manufacturing..............................................       1.3
Mining...........................................................       2.1
Miscellaneous Manufacturing......................................       7.3
Office Supplies..................................................       0.6
Oil & Gas Producers..............................................       0.9
Oil & Gas Services...............................................       1.1
Pharmaceuticals..................................................       0.5
Photo Equipment/Supplies.........................................       0.5
Power Conversion/Supply Equipment................................       0.6
Real Estate......................................................       0.9
Retail...........................................................      10.4
Satellite Telecommunications.....................................       0.5
Semiconductors...................................................       5.8
Telecommunications...............................................       4.8
Telecommunications Equipment.....................................       6.6
Transportation...................................................       0.6
Wireless Equipment...............................................       0.9
                                                                     ------
TOTAL INVESTMENTS IN SECURITIES..................................      97.4
SHORT-TERM INVESTMENTS...........................................       3.2
LIABILITIES LESS OTHER ASSETS....................................      (0.6)
                                                                     ------
NET ASSETS.......................................................     100.0%
                                                                     ======

See accompanying Notes to Financial Statements.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND
                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

STATEMENTS OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1999 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------
                                                                 Aggressive       Large Cap     International
                                                                 Growth Fund    Growth-20 Fund    Growth Fund
-------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities, at value (cost $4,783,219,
    $500,411, and $19,111,324, respectivly)..................     $5,534,841       $555,836       $20,270,496
  Cash.......................................................              0              0            97,017
  Foreign currency...........................................              0              0             1,261
  Receivables:
    Dividends and interest...................................          1,094            138            14,371
    Investment securities sold...............................         42,614              0                 0
    Due from Advisor.........................................         17,079         30,514                 0
  Other assets...............................................            103              0            28,462
                                                                  ----------       --------       -----------
    Total assets.............................................      5,595,731       $586,488       $20,411,607
                                                                  ----------       --------       -----------
LIABILITIES
  Payables:
    Administration fee.......................................              0          2,466             9,959
    Distribution fees........................................          3,140            331               178
    Funds advanced by custodian..............................          2,466          2,466                 0
    Investment securities purchased..........................         17,779              0           198,461
  Accrued expenses...........................................         19,823         21,001            55,752
                                                                  ----------       --------       -----------
    Total liabilities........................................         43,208         26,264           264,350
                                                                  ----------       --------       -----------
NET ASSETS...................................................     $5,552,523       $560,224       $20,147,257
                                                                  ==========       ========       ===========
COMPONENTS OF NET ASSETS
  Paid-in capital............................................     $4,969,192       $539,575       $19,189,463
  Accumulated net investment loss............................        (18,728)        (2,418)          (24,663)
  Undistributed net realized loss on investments
    and foreign currency.....................................       (149,563)       (32,359)         (175,083)
  Net unrealized appreciation on investments and
    foreign currency.........................................        751,622         55,426         1,157,540
                                                                  ----------       --------       -----------
    Net assets...............................................     $5,552,523       $560,224       $20,147,257
                                                                  ==========       ========       ===========
CLASS R - Shares of beneficial interest outstanding,
    unlimited authorization (Net assets $5,552,523/474,619,
    $560,224/ 55,273 and $1,005,244/92,916, respectively)....     $    11.70       $  10.14       $     10.82
                                                                  ==========       ========       ===========
CLASS I - Shares of beneficial interest outstanding,
    unlimited authorization (Net Assets $0, $0, and
    $19,142,013/1,778,299, respectively).....................            N/A            N/A       $     10.76
                                                                  ==========       ========       ===========

See accompanying Notes to Financial Statements.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND
                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

STATEMENTS OF OPERATIONS - FOR THE PERIODS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

------------------------------------------------------------------------------------------------------
                                                           Aggressive      Large Cap     International
                                                          Growth Fund*  Growth-20 Fund*  Growth Fund**
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Dividends............................................  $   1,009       $    226        $  13,904
    Interest.............................................      3,168            472           11,932
    Other ...............................................          0              0               36
                                                           ---------       --------        ---------
      Total income.......................................      4,177            698           25,872
                                                           ---------       --------        ---------
  Expenses
    Advisory fees .......................................     14,718          1,902           42,188
    Distribution fees, Class R...........................      3,679            476              178
    Administration fees .................................     15,041         15,041           15,055
    Custody fees.........................................      3,911          3,911            8,363
    Fund accounting fees.................................     10,027         10,027           20,073
    Transfer agent fees..................................     19,854         19,854           14,252
    Audit fees...........................................      7,020          7,020            4,683
    Reports to shareholders..............................      1,755          1,755            2,007
    Registration fees....................................          0              0            8,363
    Trustees' fees.......................................      2,006          2,006            1,338
    Legal fees...........................................      2,006          2,006            2,007
    Miscellaneous fees...................................      2,004          2,003            2,007
    Insurance fees.......................................          0              0              670
                                                           ---------       --------        ---------
      Total expenses.....................................     82,021         66,001          121,184
      Expenses reimbursed/waived.........................    (59,116)       (62,885)         (70,649)
                                                           ---------       --------        ---------
      Net Expenses.......................................     22,905          3,116           50,535
                                                           ---------       --------        ---------
        Net investment loss..............................    (18,728)        (2,418)         (24,663)
                                                           ---------       --------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss from security transactions and
    foreign currency.....................................   (149,563)       (32,359)        (175,083)
  Net unrealized appreciation on investments and
    foreign currency.....................................    751,622         55,426        1,157,540
                                                           ---------       --------        ---------
    Net realized and unrealized gain on investments
     and foreign currency................................    602,059         23,067          982,457
                                                           ---------       --------        ---------
        Net increase in net assets resulting
          from operations................................  $ 583,331       $ 20,649        $ 957,794
                                                           =========       ========        =========

* Commenced operations on March 31, 1999.
** Commenced operations on June 30, 1999.

See accompanying Notes to Financial Statements.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND
                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
                                                              Aggressive     Large Cap     International
                                                             Growth Fund*  Growth-20 Fund*  Growth Fund**
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss.....................................   $  (18,728)      $ (2,418)     $   (24,663)
  Net realized loss from security transactions............     (149,563)       (32,359)        (175,083)
  Net unrealized appreciation on investments..............      751,622         55,426        1,157,540
                                                             ----------       --------      -----------
    Net increase in net assets resulting
      from operations.....................................      583,331         20,649          957,794
                                                             ----------       --------      -----------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold
    Class R...............................................    4,991,733        552,721        1,013,020
    Class I...............................................           --             --       18,200,050
                                                             ----------       --------      -----------
  Cost of shares redeemed
    Class R...............................................      (22,541)       (13,146)         (23,607)
    Class I...............................................           --             --               --
                                                             ----------       --------      -----------
  Net increase in net assets derived from net change
    in outstanding shares (a).............................    4,969,192        539,575       19,189,463
                                                             ----------       --------      -----------
      Total increase in net assets........................    5,552,523        560,224       20,147,257
                                                             ----------       --------      -----------
NET ASSETS
Beginning of period.......................................           --             --               --
                                                             ----------       --------      -----------
End of period.............................................   $5,552,523       $560,224      $20,147,257
                                                             ==========       ========      ===========
(a) A summary of capital share transactions is
    as follows:

CLASS R SHARES
  Shares sold.............................................      476,538         56,564           94,900
  Shares redeemed.........................................       (1,919)        (1,291)          (1,984)
                                                             ----------       --------      -----------
  Net increase............................................      474,619         55,273           92,916
                                                             ==========       ========      ===========
CLASS I SHARES
  Shares sold.............................................           --             --        1,778,299
                                                             ----------       --------      -----------
  Net increase............................................           --             --        1,778,299
                                                             ==========       ========      ===========

* Commenced operations on March 31, 1999.
** Commenced operations on June 30, 1999.

See accompanying Notes to Financial Statements.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND
                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIODS (UNAUDITED)

----------------------------------------------------------------------------------------------------
                                                        Aggressive       Large Cap     International
                                                        Growth Fund   Growth-20 Fund    Growth Fund
----------------------------------------------------------------------------------------------------
                                                        Six Months      Six Months     June 30, 1999
                                                          Ended           Ended           through
                                                      Sept. 30, 1999  Sept. 30, 1999  Sept. 30, 1999
----------------------------------------------------------------------------------------------------
CLASS R
Net asset value, beginning of  period...............      $10.00          $10.00          $10.00
                                                          ------          ------          ------
Income from investment operations:
  Net investment loss...............................       (0.04)          (0.04)          (0.01)
  Net realized and unrealized gain on investments...        1.74            0.18            0.83
                                                          ------          ------          ------
Total from investment operations....................        1.70            0.14            0.82
                                                          ------          ------          ------
Less distributions:
  From net investment income........................        0.00            0.00            0.00
  From net realized gains...........................        0.00            0.00            0.00
                                                          ------          ------          ------
Total distributions.................................        0.00            0.00            0.00
                                                          ------          ------          ------
Net asset value, end of period......................      $11.70          $10.14          $10.82
                                                          ======          ======          ======
Total return........................................       17.00%           1.40%           8.20%

Ratios/supplemental data:
Net assets, end of period (millions)................       $ 5.6          $  0.6           $ 1.0

Ratio of expenses to average net assets:
  Before expense reimbursement......................        5.59%*         34.80%*          3.45%*
  After expense reimbursement.......................        1.56%*          1.64%*          1.74%*

Ratio of net investment loss to average net assets:
  Before expense reimbursement......................       (5.30)%*       (34.43)%*        (2.65)%*
  After expense reimbursement.......................       (1.27)%*        (1.27)%*        (0.94)%*

Portfolio turnover rate.............................       75.68%         116.77%          41.71%

* Ratios are annualized.

See accompanying Notes to Financial Statements.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND
                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIODS (UNAUDITED)

-----------------------------------------------------------------------------------------------------
                                                        Aggressive       Large Cap      International
                                                        Growth Fund    Growth-20 Fund    Growth Fund
-----------------------------------------------------------------------------------------------------
                                                         Six Months      Six Months     June 30, 1999
                                                           Ended           Ended           through
                                                       Sept. 30, 1999  Sept. 30, 1999  Sept. 30, 1999
-----------------------------------------------------------------------------------------------------
CLASS I
Net asset value, beginning of period................         n/a             n/a           $10.00
                                                          ------          ------           ------
Income from investment operations:
  Net investment loss...............................         n/a             n/a            (0.01)
  Net realized and unrealized gain on investments...         n/a             n/a             0.77
                                                          ------          ------           ------
Total from investment operations....................         n/a             n/a             0.76
                                                          ------          ------           ------
Less distributions:
  From net investment income........................         n/a             n/a             0.00
  From net capital gains............................         n/a             n/a             0.00
                                                          ------          ------           ------
Total distributions.................................         n/a             n/a             0.00
                                                          ------          ------           ------
Net asset value, end of period......................         n/a             n/a           $10.76
                                                          ======          ======           ======
Total return........................................         n/a             n/a             7.60%

Ratios/supplemental data:
Net assets, end of period (millions)................         n/a             n/a           $ 19.1

Ratio of expenses to average net assets:
  Before expense reimbursement......................         n/a             n/a             3.59%*
  After expense reimbursement.......................         n/a             n/a             1.49%*

Ratio of net investment loss to average net assets:
  Before expense reimbursement......................         n/a             n/a            (2.83)%*
  After expense reimbursement.......................         n/a             n/a            (0.73)%*

Portfolio turnover rate.............................         n/a             n/a            41.71%

* Ratios are annualized.

See accompanying Notes to Financial Statements.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND
                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, and Duncan-Hurst International Growth Fund (the "Funds") are each a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") and are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. The Duncan-Hurst Aggressive Growth Fund and the Duncan-Hurst Large Cap Growth-20 Fund began operations on March 31, 1999, and the Duncan-Hurst International Growth Fund began operations on June 30, 1999. The investment objectives of the Funds are long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on the last business day of the reporting period; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first- out basis. Dividend income and distributions to shareholders are recorded on the ex- dividend date.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Duncan-Hurst Capital Management Inc. (the "Adviser") provided the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnished all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Adviser was entitled to a monthly fee at the annual rate of 1.00%,

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND
                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

1.00%, and 1.25% for Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, and Duncan-Hurst International Growth Fund, respectively, based upon the average daily net assets of the Funds. For the periods ended September 30, 1999, the advisory fees incurred were $14,718, $1,902, and $42,188 for Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, and Duncan-Hurst International Growth Fund, respectively.

     The Advisor has agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transactions expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.48%, 1.48% 1.73%, and 1.48% for Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst International Growth Fund Class R, and Duncan Hurst International Fund Class I, respectively. As a result, the Advisor reimbursed the Funds for expenses in excess of the limit in the amounts of $59,116, $62,885, and $70,649 for Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, and Duncan-Hurst International Growth Fund, respectively.

     Investment Company Administration L.L.C., (the "Administrator") acts as the Funds' administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rates:

     ANNUAL ADMINISTRATION FEE FOR DUNCAN-HURST AGGRESSIVE GROWTH FUND AND DUNCAN-HURST LARGE CAP GROWTH-20 FUND:

     Under $15 million             $30,000
     $15 to $50 million            0.20% of average daily net assets
     $50 to $100 million           0.15% of average daily net assets
     $100 to $150 million          0.10% of average daily net assets
     Over $150 million             0.05% of average daily net assets

     ANNUAL ADMINISTRATION FEE FOR DUNCAN-HURST INTERNATIONAL GROWTH FUND:

     Under $15 million             $35,000
     $15 to $50 million            0.20% of average daily net assets
     $50 to $100 million           0.15% of average daily net assets
     $100 to $150 million          0.10% of average daily net assets
     Over $150 million             0.05% of average daily net assets

     For the periods ended September 30, 1999, Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, and Duncan-Hurst International Growth Fund, incurred $15,041, $15,041, and $15,055 in administration fees, respectively.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND
                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Funds. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the periods ended September 30, 1999, Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst International Growth fund paid fees of $3,679, $476 and $178, respectively, to the Adviser.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases, other than short-term investments, were $7,260,472, $969,261, and $24,345,131 for Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund and Duncan-Hurst International Growth Fund, respectively. Proceeds from sales of securities, other than short- term investment, were $2,502,767, $455,797 and $5,695,412, for Duncan-Hurst
Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, and Duncan-Hurst International Growth Fund, respectively.

NOTE 6 - TAX BASIS APPRECIATION

     At September 30, 1999, the basis of securities for federal tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation of securities and foreign currency were as follows:

                                      Aggressive     Large Cap     International
                                      Growth Fund  Growth-20 Fund   Growth Fund
                                       ---------      --------      -----------
     Gross unrealized appreciation...  $ 888,734      $ 65,017      $ 1,984,206
     Gross unrealized depreciation...   (137,112)       (9,591)        (826,666)
                                       ---------      --------      -----------
       Net unrealized appreciation...  $ 751,622      $ 55,426      $ 1,157,540
                                       =========      ========      ===========

                                     ADVISER

                      Duncan-Hurst Capital Management Inc.
                        4365 Executive Drive, Suite 1520
                               San Diego, CA 92121

                                   DISTRIBUTOR

                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                    CUSTODIAN

                                 UMB Bank, N.A.
                               928 Grand Boulevard
                              Kansas City, MO 64106

                                 TRANSFER AGENT

                     National Financial Data Services, Inc.
                                330 W. 9th Street
                              Kansas City, MO 64105
                                       OR
                                 P.O. Box 419284
                           Kansas City, MO 64141-6284

                                    AUDITORS

                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL

                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104

DUNCAN-HURST CAPITAL MANAGEMENT
LARGE CAP GROWTH-20 FUND
AGGRESSIVE GROWTH FUND
INTERNATIONAL GROWTH FUND

c/o National Financial Data Services, Inc.
330 W. 9th Street
Kansas City, MO 64105

or

P.O. Box 419284
Kansas City, MO 64141-6284

THIS REPORT IS INTENDED FOR SHAREHOLDERS OF THE FUND AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. SHARE PRICE AND RETURNS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE.

First Fund Distributors, Inc.
Phoenix, AZ 85018

FOR MORE INFORMATION: 1.800.558.9105